Fair values of financial assets and financial liabilities - Not measured at fair value (Details) - AUD ($) $ in Millions	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Fair values of financial assets and financial liabilities
Financial assets, Fair Value			$ 138,448
Not measured at fair value
Fair values of financial assets and financial liabilities
Financial assets	$ 834,891	$ 793,629	732,769
Financial assets, Fair Value	831,865	794,239	734,285
Financial liabilities	803,909	778,881	740,545
Financial liabilities, Fair Value	804,317	781,087	742,731
Not measured at fair value | Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities	2,170	2,368	2,504
Financial liabilities, Fair Value	2,170	2,368	2,504
Not measured at fair value | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities	600,863	580,290	548,189
Financial liabilities, Fair Value	600,982	580,112	548,167
Not measured at fair value | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities	44,488	43,863	39,139
Financial liabilities, Fair Value	44,488	43,863	39,139
Not measured at fair value | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities	127,335	123,265	122,211
Financial liabilities, Fair Value	127,247	124,569	123,576
Not measured at fair value | Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities	29,036	29,067	26,294
Financial liabilities, Fair Value	29,413	30,147	27,137
Not measured at fair value | Liabilities held for sale
Fair values of financial assets and financial liabilities
Financial liabilities	17	28	2,208
Financial liabilities, Fair Value	17	28	2,208
Not measured at fair value | Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets	102,410	71,353	33,877
Financial assets, Fair Value	102,410	71,353	33,877
Not measured at fair value | Collateral paid
Fair values of financial assets and financial liabilities
Financial assets	7,374	4,232	3,917
Financial assets, Fair Value	7,374	4,232	3,917
Not measured at fair value | Investment securities
Fair values of financial assets and financial liabilities
Financial assets	878	935	365
Financial assets, Fair Value	878	935	365
Not measured at fair value | Loans
Fair values of financial assets and financial liabilities
Financial assets	719,307	709,674	688,090
Financial assets, Fair Value	716,281	710,284	689,606
Not measured at fair value | Other financial assets
Fair values of financial assets and financial liabilities
Financial assets	4,896	6,394	3,312
Financial assets, Fair Value	4,896	6,394	3,312
Not measured at fair value | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets	26	1,041	3,208
Financial assets, Fair Value	$ 26	$ 1,041	$ 3,208